Notes Payable Disclosure: Schedule of Unsecured Notes Payable (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Unsecured Notes Payable
	December 31, 2022	December 31, 2021

Principal amount	$-	$400,000
Less: unamortized debt discount	-	(61,075)
Secured notes payable, net	$-	$338,925